Convertible Related Party Liabilities and SoftBank Debt Financing - Schedule Of Convertible Related Party Liabilities And Soft Bank Debt Financing (Detail) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Convertible Related Party Liabilities And Softbank Debt Financing [Line Items]
Exercise of warrants into Series H-3 Convertible Preferred Stock		$ 10,600	$ 40	$ 11,715	$ 125	$ 220	$ 38,303	$ 2,934
2019 Warrant Liability [Member]
Convertible Related Party Liabilities And Softbank Debt Financing [Line Items]
Cash received on cumulative basis						1,500,000	1,500,000
Cost basis of related party financial instrument included in additional paid in capital prior to draw						(219,708)	(219,708)
Cumulative (gain)/loss from change in fair value of related party financial instruments						(169,172)	217,466
Financial Liabilities Fair Value Disclosure							1,297,758
2019 Warrant Liability [Member] | Series H Redeemable Convertible Preferred Stock [Member]
Convertible Related Party Liabilities And Softbank Debt Financing [Line Items]
Cumulative issuance of Series H-1 Preferred Stock over life of warrant						(200,000)	(200,000)
Conversion to Series H-1 Preferred Stock						(911,120)
Soft Bank Senior Unsecured Notes Warrant Liability [Member]
Convertible Related Party Liabilities And Softbank Debt Financing [Line Items]
Cumulative (gain)/loss from change in fair value of related party financial instruments	$ (54,793)	(54,793)		(54,793)		(288,674)
Warrant liability gross	568,877	568,877		568,877		568,877	568,877
Deferred financing costs adjustment	(934)	(934)		(934)		(934)
Financial Liabilities Fair Value Disclosure	38,629	38,629		38,629		279,269	568,877
Soft Bank Senior Unsecured Notes Warrant Liability [Member] | Series H Redeemable Convertible Preferred Stock [Member]
Convertible Related Party Liabilities And Softbank Debt Financing [Line Items]
Exercise of warrants into Series H-3 Convertible Preferred Stock	(474,521)
2020 LC Facility Warrant Liability [Member]
Convertible Related Party Liabilities And Softbank Debt Financing [Line Items]
Cumulative (gain)/loss from change in fair value of related party financial instruments	(27,394)	(27,394)		(27,394)		(144,335)
Warrant liability gross	284,440	284,440		284,440		284,440	284,440
Deferred financing costs adjustment	(466)	(466)		(466)		(466)
Financial Liabilities Fair Value Disclosure	19,315	19,315		19,315		139,639	284,440
2020 LC Facility Warrant Liability [Member] | Series H Redeemable Convertible Preferred Stock [Member]
Convertible Related Party Liabilities And Softbank Debt Financing [Line Items]
Exercise of warrants into Series H-3 Convertible Preferred Stock	(237,265)
Softbank Senior Unsecured Notes Warrant Liability And 2020 LC Facility Warrant Liability [Member]
Convertible Related Party Liabilities And Softbank Debt Financing [Line Items]
Financial Liabilities Fair Value Disclosure	57,944	57,944		57,944		418,908	853,317
Softbank Senior Unsecured Notes Warrant Liability 2020 LC Facility Warrant Liability And Two Thousand And Nineteen Warrant Liability [Member]
Convertible Related Party Liabilities And Softbank Debt Financing [Line Items]
Financial Liabilities Fair Value Disclosure	$ 57,944	$ 57,944		$ 57,944		$ 418,908	$ 2,151,075